ORGANIZATION AND NATURE OF OPERATIONS (Details) (USD $)	3 Months Ended	12 Months Ended											12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2013	Dec. 13, 2013	Sep. 30, 2013	Aug. 31, 2013	Apr. 30, 2013	Jan. 08, 2013	Dec. 31, 2012	Feb. 11, 2011	Dec. 31, 2010	Dec. 31, 2013 Private Placement [Member]	Sep. 30, 2013 Private Placement [Member]	Jan. 08, 2014 Subsequent Event [Member] Applied Vaccine Technology, LLC [Member]	May 16, 2014 Subsequent Event [Member]	Jan. 08, 2014 Applied Vaccine Technology, LLC [Member]	Dec. 13, 2013 Applied Vaccine Technology, LLC [Member]	Dec. 31, 2013 Applied Vaccine Technology, LLC [Member]	Dec. 13, 2013 Applied Vaccine Technology, LLC [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																		58,000,000
Business Acquisition, Percentage of Voting Interests Acquired																				77.00%
Stock Repurchased and Retired During Period, Shares																		70,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt (in Dollars)																				$ 7,320
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																				$ 0.20
Common Stock, Value, Subscriptions (in Dollars)			0	1,056,159						0									7,320	7,320
Stock Issued During Period, Shares, Conversion of Convertible Securities															36,596		36,596
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					12,500,000	12,500,000
Shares Issued, Price Per Share (in Dollars per share)	$ 0.15	$ 0.15			$ 0.20		$ 0.20	$ 0.15	$ 0.20	$ 0.15	$ 0.15	$ 0.15		$ 0.20
Proceeds from Issuance of Private Placement (in Dollars)	75,000												709,999			550,000
Stock Issuable, Shares, During Period													3,550,000
Payments of Stock Issuance Costs (in Dollars)		$ 20,000											$ 52,800